Derivative Financial Instruments - Details of quantitative disclosure of debt cash flow's maturities (Parenthetical) (Detail)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2021 Agreement	Dec. 31, 2020	Dec. 31, 2020 Agreement
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates		20.5835
U.S [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	20.5835	20.5835	20.5835	19.9487	19.9487
Japan, yen [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates		0.1789	0.1789	0.1933	0.1933
Pound sterling [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates		27.8834	27.8834	27.2579	27.2579
Mexican Unidad de Inversion [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates		7.108233	7.108233	6.605597	6.605597
Euro
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates	23.4086	23.4086	23.4086	24.4052	24.4052
Switzerland, Francs [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Exchange rates		22.5924	22.5924	22.5720	22.5720